Share-based compensation - Summary of Phantom RSU Award Activity (Details) - Phantom RSU Award Plan - Phantom RSU Award - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Units
Units, beginning balance (in shares)	1,690,484	1,661,820
Grant (in shares)	918,387	65,440	1,672,657
Partial vesting of 2019 Grant (in shares)	(173,916)	(5,162)
Vesting of 2020 grant (in shares)	(65,440)
Forfeitures (in shares)	(329,027)	(31,614)	(10,837)
Units, ending balance (in shares)	2,040,488	1,690,484	1,661,820
Partial vesting grant in value	$ 1,104	$ 18
Vesting grant in value	$ 416
Number of units outstanding	2,040,488
Current share price (in dollars per share)	$ 5.83
Total fair value of the plan	$ 11,896
Weighted-average accumulated percentage of service	44.12%
Accrued liability	$ 5,248
Compensation expense not yet recognized	$ 6,648
Weighted-average period for recognition	2 years 3 months 21 days